SCHEDULE OF INTANGIBLE ASSETS NET (Details) - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Computer software and applications	[1]	$ 932,757	$ 939,753
Computer system – AI calculation engine	[2]	17,043,760
Content assets- licensed movies and television series	[3]	107,337	108,678
Trademark	[4]	1,400,000
Technology	[4]	9,200,000
Customer relationship	[4]	12,900,000
Less: accumulated amortization		(1,917,804)	(144,663)
Intangible asset, net		$ 39,666,050	$ 903,768

[1]	In order to support the Company’s expansion of its digital advertising service and cash rebate service businesses, in December 2021, the Company purchased packaged computer software and applications from a third-party vendor at the aggregate cost of MYR2.12 million (equivalent to $504,222) to improve certain functions of its cash rebate and digital advertising operating systems, such as the optimization of the cash rebate calculation and settlement, a more user-friendly shopping cart and eWallet module, a better integration of the SEEBATS website and mobile app with license content provider, and a multilingual interface. In addition, from June 2022 to September 2022, the Company further purchased from the same third-party vendor the packaged computer software and applications in the aggregate amount of $501,412 (MYR2.32 million) to add embedded treasure hunt system into the Company’s digital advertising operating systems, to improve the coding, rating, and comment function and optimize its SEEBATS mobile app. The Company amortizes the intangible assets over its estimated useful life of 10 years.
[2]	As disclosed in Note 4, in October 2022, the Company signed a contract with ARX, to conduct software application design and development project with total contract price of $47.2 million. In March 2023, ARX completed the AI calculation engine development as part of the software project that the Company engages ARX to perform. AI calculation engine is a software solution designed to provide advance calculations and analysis based on artificial intelligence algorithms. The software has been thoroughly tested for performance, functionality and compatibility, and the Company reclassified $18.13 million (MYR80.0 million) from the prepayment to intangible assets during the fiscal year ended September 30, 2023. The Company amortizes the intangible assets over its estimated useful life of 10 years.
[3]	The Company’s Malaysian subsidiary, StarboxSB, operates the SEEBATS website and mobile app, on which viewers may watch movies and television series through over-the-top streaming. These movies and television series are licensed from third-party content providers. The Company acquires and licenses such movies and television series content in order to offer members unlimited viewing of such content to drive traffic on the SEEBATS website and mobile app. The content licenses are for a fixed fee and specific windows of availability.
[4]	Trademark, technology, and customer relationship arose from the acquisition of One Eighty Ltd (see Note 16). The Company amortizes trademark, technology, and customer relationship over its estimated useful life of 10 years.